Bank Loans - current portion (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Bank loan debt as of December 31, 2013 and 2012 consists of the following:

	(In thousands of U.S. Dollars)
	December 31, 2013			December 31, 2012
Lender	Current Portion	Long- term portion	Total	Current portion	Long- Term portion	Total
Deutsche Bank Nederland	$—	$—	$—	$14,741	$—	$14,741
Deutsche Bank Nederland	$—	$—	$—	$14,741	$—	$14,741
Credit Suisse (a)	$8,170	$—	$8,170	$8,170	$—	$8,170
Credit Suisse (b)	$8,170	$—	$8,170	$8,170	$—	$8,170
Credit Suisse (c)	$20,110	$—	$20,110	$20,110	$—	$20,110
National Bank of Greece (d)	$23,237	$—	$23,237	$23,237	$—	$23,237
Total	$59,687	$—	$59,687	$89,169	$—	$89,169

The remaining repayment terms of the loans outstanding as of December 31, 2013 are as follows:

Lender	Vessel	Remaining Repayment Terms

(a) Credit Suisse	M/V Free Hero	Seven quarterly installments of $286 commencing on June 30, 2014 and a balloon payment of $6,168 payable together with the last installment due on December 31, 2015.
b) Credit Suisse	M/V Free Goddess	Seven quarterly installments of $286 commencing on June 30, 2014 and a balloon payment of $6,168 payable together with the last installment due on December 31, 2015.
(c) Credit Suisse	M/V Free Jupiter	Seven quarterly installments of $350 commencing on June 30, 2014 and a balloon payment of $17,660 payable together with the last installment due on December 31, 2015.

(d) National Bank of Greece	M/V Free Impala M/V Free Neptune	Eleven quarterly installments of $837.5 and a balloon payment of $14,025, payable together with the last installment due on December 16, 2016.